Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Disclosure Of Commitments And Contingencies [Abstract]
Commitments and contingencies

21. Commitments and contingencies

This section provides additional information about items not recognized in the financial statements but could potentially have a significant impact on the Group’s financial position and performance.

Non-cancellable service contracts

The Group has entered into research and development commitments in relation to the developments of Group’s oral bradykinin B2 receptor antagonist.

Commitment for the minimum payments in relation to the non-cancellable service contracts are payable as follows:

	2023	2022
	€	€
Within one year	21,819,000	16,153,000
Later than one year but not later than five years	6,153,000	3,351,000
	27,972,000	19,504,000

On March 31, 2016, the Company entered into a license agreement (the “AnalytiCon License”) and a research agreement with AnalytiCon to collaborate for the development of an orally available bradykinin B2 receptor antagonist. Pursuant to the AnalytiCon

License, the Company acquired a worldwide, exclusive license from AnalytiCon to use (i) a certain proprietary substance class of bradykinin B2 receptor antagonists with the potential of oral activity (“OB2RA”) and (ii) any derivatives, improvements, analogs, isomers, metabolites, or conjugates therefrom (together “OB2RA Class”), in each case, for the purpose of developing, manufacturing and marketing compounds on a global basis from the OB2RA Class for the treatment of, among others, hereditary angioedema. Certain rights associated with deucrictibant, PHVS416 and PHVS719 are subject to the AnalytiCon License.

Under the AnalytiCon License, up to €10.5 million in aggregate potential milestone payments remain outstanding. In addition, the Company will be required to pay AnalytiCon low to medium single-digit tiered royalties on direct or indirect net sales of licensed products. The royalties that the Company is required to pay AnalytiCon under this agreement may be reduced on a country-by-country and product-by-product basis if sales of a generic version of a product account for 1% or more of the relevant market.